CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 40,151	$ 17,773
Accounts receivable, less allowance of $3,148 and $3,153 at June 30, 2015 and December 31, 2014, respectively	184,675	148,352
Inventories	146,227	138,156
Other current assets	26,752	27,259
Total current assets	397,805	331,540
Property, plant and equipment, net	86,830	75,679
Goodwill	141,090	139,774
Intangible assets, net	16,086	17,228
Other assets, net	20,561	18,844
Total assets	662,372	583,065
Current liabilities:
Accounts payable	110,538	75,868
Accrued liabilities	80,460	66,225
Current maturities of long-term debt	55,078	30,074
Total current liabilities	246,076	172,167
Long-term debt, net of current maturities	353,790	353,830
Other long-term liabilities	14,363	16,868
Total liabilities	$ 614,229	$ 542,865
Commitments and contingencies (Note 6)
Stockholders' equity:
Preferred stock, $0.01 par value, 10,000 shares authorized; zero shares issued and outstanding at June 30, 2015 and December 31, 2014, respectively
Common stock, $0.01 par value, 200,000 shares authorized; 99,326 and 98,226 shares issued and outstanding at June 30, 2015 and December 31, 2014, respectively	$ 993	$ 982
Additional paid-in capital	391,517	380,091
Accumulated deficit	(344,367)	(340,873)
Total stockholders' equity	48,143	40,200
Total liabilities and stockholders' equity	$ 662,372	$ 583,065